Average Annual Total Returns - F/m US Treasury 3 Month Bill ETF		12 Months Ended	41 Months Ended
	Feb. 10, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Treasury Bellwether 3M Total Return USD
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	4.69%
Performance Inception Date	Aug. 08, 2022
ICE BofA 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	4.64%
Performance Inception Date	Aug. 08, 2022
ICE US Treasury Core Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	1.68%
F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.21%	4.65%
Performance Inception Date	Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.50%	2.76%
Performance Inception Date	Aug. 08, 2022
F/m US Treasury 3 Month Bill ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.47%	2.74%
Performance Inception Date	Aug. 08, 2022